Property and Equipment - Changes in Carrying Value of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 60,998
Capital work-in-progress	2,951	$ 3,315
Ending balance	56,984	60,998
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	232,814	230,515
Additions	20,291	23,273
On acquisition (Refer Note 5(a))		30
Disposals/retirements	(2,244)	(7,101)
On adoption of IFRS 16	(1,666)
Translation adjustments	(15,036)	(13,903)
Ending balance	234,159	232,814
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	175,131	172,275
Depreciation	20,534	20,334
Disposals/retirements	(2,116)	(6,906)
On adoption of IFRS 16	(922)
Translation adjustments	(12,501)	(10,572)
Ending balance	180,126	175,131
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,963	10,223
Translation adjustments	(361)	(260)
Ending balance	9,602	9,963
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,089	4,710
Depreciation	493	496
Translation adjustments	(197)	(117)
Ending balance	5,385	5,089
Computers and software [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,090	73,083
Additions	6,837	7,361
On acquisition (Refer Note 5(a))		30
Disposals/retirements	(293)	(2,812)
Translation adjustments	(5,246)	(4,572)
Ending balance	74,388	73,090
Computers and software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	63,253	64,730
Depreciation	5,506	5,437
Disposals/retirements	(252)	(2,775)
Translation adjustments	(4,611)	(4,139)
Ending balance	63,896	63,253
Furniture, fixtures and office equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,279	77,387
Additions	7,399	7,487
Disposals/retirements	(1,184)	(2,856)
Translation adjustments	(5,091)	(4,739)
Ending balance	78,403	77,279
Furniture, fixtures and office equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,838	56,892
Depreciation	7,473	7,227
Disposals/retirements	(1,106)	(2,816)
Translation adjustments	(4,161)	(3,465)
Ending balance	60,044	57,838
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	781	656
Additions	265	328
Disposals/retirements	(130)	(158)
Translation adjustments	(78)	(45)
Ending balance	838	781
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	466	497
Depreciation	228	150
Disposals/retirements	(130)	(146)
Translation adjustments	(50)	(35)
Ending balance	514	466
Leasehold improvements [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,701	69,166
Additions	5,790	8,097
Disposals/retirements	(637)	(1,275)
On adoption of IFRS 16	(1,666)
Translation adjustments	(4,260)	(4,287)
Ending balance	70,928	71,701
Leasehold improvements [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,485	45,446
Depreciation	6,834	7,024
Disposals/retirements	(628)	(1,169)
On adoption of IFRS 16	(922)
Translation adjustments	(3,482)	(2,816)
Ending balance	$ 50,287	$ 48,485